Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Oct. 29, 2019
Multisector Bond SMA Completion Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multisector Bond SMA Completion Portfolio
Account Value	$ 13,059	$ 11,366	$ 10,096	$ 10,765	$ 9,884	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,074	$ 9,389	$ 9,503	$ 10,739	$ 10,749	$ 10,000